Financial instruments - Additional information (Detail) £ in Millions	Jun. 30, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	11.60%
Risk adjusted discount rate	7.40%
0.5 percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Decrease in combined liabilities due to earn out and put option arrangement	£ 6.3
Increase in combined liabilities due to earn out and put option arrangement	6.5
One percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	8.6
Decrease in combined liabilities due to earn out and put option arrangement	£ 8.3